EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Severance payment expenses	$ 244	$ 193	$ 157
Expected deposit with respect to employee's severance benefits	$ 334